Commitments, Contingencies And Guarantees (Tables)	6 Months Ended
Sep. 30, 2012
Commitments outstanding

	Millions of yen
	March 31, 2012	September 30, 2012
Commitments to extend credit	¥332,009	¥340,719
Commitments to invest in partnerships	28,825	24,073
Commitments to purchase aircraft	52,411	39,009

Maturities of commitments

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥340,719	¥106,271	¥39,948	¥130,344	¥64,156
Commitments to invest in partnerships	24,073	60	15,503	2,485	6,025
Commitments to purchase aircraft	39,009	23,821	15,188	—	—

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31, 2012		September 30, 2012
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts(1)(2)	¥3,997,315	¥107,572,427	¥3,547,446	¥96,645,286
Standby letters of credit and other guarantees(3)	264	21,674	238	28,919

(1)	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
(3)	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2012 is ¥6,377 million and as of September 30, 2012 is ¥5,634 million.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
		Maximum Potential Payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥3,547,446	¥96,645,286	¥26,217,815	¥25,301,347	¥11,272,605	¥33,853,519
Standby letters of credit and other guarantees	238	28,919	20,835	138	684	7,262